Expenses (Details) - Schedule of Legal and Professional Expenses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Legal and professional expenses consist of:
Audit fees	$ 119,525	$ 144,747
Legal and professional fees	267,097	688,332
Total expenses	$ 386,622	$ 833,079